Condensed consolidated statement of changes in equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2022	€ 149,259,030	€ 4,057,976	€ 289,177,197	€ 20,169,459	€ 43,290	€ (164,188,892)
Net Loss	(44,528,822)					(44,528,822)
Issue of share capital	64,084,953	834,161	63,250,792
Transaction costs on issue of shares	(209,870)		(209,870)
Currency translation reserve	(28,885)				(28,885)
Settlement of share-based payments	(145,653)	6,614	1,213,329	(1,219,943)		(145,653)
Share-based payments	5,299,814			5,299,814
Ending balance at Jun. 30, 2023	173,730,567	4,898,751	353,431,448	24,249,330	14,405	(208,863,367)
Beginning balance at Dec. 31, 2023	384,048,403	6,274,833	615,811,986	27,894,796	(14,584)	(265,918,628)
Net Loss	(57,749,829)					(57,749,829)
Issue of share capital	12,609	165,000	(165,000)	12,609
Transaction costs on issue of shares	592,000		592,000
Currency translation reserve	56,739				56,739
Settlement of share-based payments	(479,500)	41,092	2,808,656	(2,230,060)		(1,099,188)
Share-based payments	6,288,303			6,288,303
Ending balance at Jun. 30, 2024	€ 332,768,725	€ 6,480,925	€ 619,047,642	€ 31,965,648	€ 42,155	€ (324,767,645)